Leases - Summary of lease liabilities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Lease Liabilities [Line Items]
COVID-19-related rent concessions from lessors	¥ (3)
Disposal of a subsidiary		¥ (10)
Accretion of interest recognized during the year	3,655	3,894
Payments	(358)	(631)
Current portion	14,073	15,590
Non-current portion	82,178	94,685
Finance Lease [Member]
Disclosure Of Lease Liabilities [Line Items]
Carrying amount at January 1	110,275	109,306
New leases	7,191	24,023
Effect of foreign exchange	(2,768)	851
COVID-19-related rent concessions from lessors	(3)
Accretion of interest recognized during the year	3,655	3,894
Payments	(22,099)	(27,789)
Carrying amount at December 31	96,251	110,275
Current portion	14,073	15,590
Non-current portion	¥ 82,178	¥ 94,685